Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005433 | Crowdstrike Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005433 | Apollo Global Management
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005433 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005433 | Palantir Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005433 | Cencora
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005433 | Ross Stores
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005433 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005433 | Cintas
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005433 | Copart
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005433 | Dexcom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005433 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000005433 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000005433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005433 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005433 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005433 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190557 | Crowdstrike Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190557 | Apollo Global Management
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190557 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190557 | Palantir Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190557 | Cencora
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190557 | Ross Stores
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190557 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190557 | Cintas
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190557 | Copart
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000190557 | Dexcom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000190557 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000190557 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000190557 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000190557 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000190557 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000190557 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190557 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190557 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190557 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%